SHAREHOLDERS' EQUITY - Stock Options Outstanding and Exercisable (Details) - Stock options - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding (in shares)	1,014,100	3,743,000	3,186,000	3,335,000
Weighted Average Remaining life (in years)	3 years 7 months 13 days	4 years	4 years 7 months 13 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 5.16	$ 1.05	$ 1.12	$ 0.48
Number Exercisable (in shares)	636,008	2,352,601
Exercise Price exercisable (in dollars per share)	$ 4.93	$ 0.95
Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding (in shares)	200,000	1,000,000
Weighted Average Remaining life (in years)	3 years 10 months 24 days	4 years 7 months 24 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 0.25	$ 0.05
Number Exercisable (in shares)	200,000	1,000,000
Exercise Price exercisable (in dollars per share)	$ 0.25	$ 0.05
Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding (in shares)	12,000	60,000
Weighted Average Remaining life (in years)	1 year 25 days	1 year 9 months 25 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 14.00	$ 2.80
Number Exercisable (in shares)	12,000	60,000
Exercise Price exercisable (in dollars per share)	$ 14.00	$ 2.80
Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding (in shares)	15,000	75,000
Weighted Average Remaining life (in years)	6 years 3 months 18 days	7 years 18 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 9.00	$ 1.80
Number Exercisable (in shares)	15,000	75,000
Exercise Price exercisable (in dollars per share)	$ 9.00	$ 1.80
Range Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding (in shares)	85,000	425,000
Weighted Average Remaining life (in years)	2 years	2 years 9 months
Weighted average exercise price of options outstanding (in dollars per share)	$ 9.00	$ 1.80
Number Exercisable (in shares)	73,667	311,667
Exercise Price exercisable (in dollars per share)	$ 9.00	$ 1.80
Range Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding (in shares)	146,800	884,000
Weighted Average Remaining life (in years)	2 years 3 months 18 days	3 years 14 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 7.80	$ 1.56
Number Exercisable (in shares)	127,227	530,401
Exercise Price exercisable (in dollars per share)	$ 7.80	$ 1.56
Range Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding (in shares)	81,300	434,000
Weighted Average Remaining life (in years)	3 years 3 days	3 years 9 months 3 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 6.40	$ 1.28
Number Exercisable (in shares)	48,780	202,533
Exercise Price exercisable (in dollars per share)	$ 6.40	$ 1.28
Range Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding (in shares)	40,000	300,000
Weighted Average Remaining life (in years)	3 years 10 months 28 days	4 years 7 months 28 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 4.50	$ 0.90
Number Exercisable (in shares)	18,667	60,000
Exercise Price exercisable (in dollars per share)	$ 4.50	$ 0.90
Range Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding (in shares)	93,000	565,000
Weighted Average Remaining life (in years)	4 years 2 months 12 days	4 years 11 months 12 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 4.85	$ 0.97
Number Exercisable (in shares)	31,000	113,000
Exercise Price exercisable (in dollars per share)	$ 4.85	$ 0.97
Range Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding (in shares)	311,000
Weighted Average Remaining life (in years)	4 years 4 months 2 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 5.30
Number Exercisable (in shares)	103,667
Exercise Price exercisable (in dollars per share)	$ 5.30
Range Ten [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding (in shares)	30,000
Weighted Average Remaining life (in years)	4 years 6 months 14 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 5.60
Number Exercisable (in shares)	6,000
Exercise Price exercisable (in dollars per share)	$ 5.60